BALANCE SHEET COMPONENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS	BALANCE SHEET COMPONENTS
Inventory

Inventory consists of the following:

As of
June 30, 2021
Raw materials	$2,267
Work-in-process	—
Finished goods	—
Total inventory	$2,267
Inventories are stated at the lower of cost or net realizable value. Cost is computed using standard cost, which approximates actual cost on a first-in, first-out basis.
Property, Plant and Equipment
Property, plant and equipment consist of the following at June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
Machinery and equipment	$16,441	$14,820
Furniture and fixtures	1,480	1,480
Leasehold improvements	2,838	1,488
Software	5,793	4,285
Finance lease assets	34,920	34,775
Construction-in-progress	114,841	21,218
Other	2,040	1,750
Property, plant and equipment, gross	178,353	79,816
Less: accumulated depreciation and amortization	(11,986)	(8,415)
Total property, plant and equipment, net	$166,367	$71,401
Construction-in-progress on the Company's consolidated balance sheets as of June 30, 2021 relates primarily to the construction of the Company's manufacturing plant in Coolidge, Arizona. The Company expects to place Phase 0.5 of the plant in service during the second half of 2021.

Depreciation expense for the three months ended June 30, 2021 and 2020 was $1.9 million and $1.5 million, respectively. Depreciation expense for the six months ended June 30, 2021 and 2020 was $3.6 million and $2.9 million, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following at June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
Accrued payroll and payroll related expenses	$1,739	$1,105
Accrued deferred issuance costs	637	285
Accrued outsourced engineering services	7,656	2,514
Accrued purchases of property, plant and equipment	5,181	2,533
Accrued legal expenses	8,547	8,845
Other accrued liabilities	1,804	2,457
Current portion of finance lease liabilities	1,161	1,070
Total accrued expenses and other current liabilities	$26,725	$18,809
BALANCE SHEET COMPONENTS
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Materials and supplies	$—	$1,872
Prepaid expenses and other current assets	5,368	2,663
Total prepaid expenses and other current assets	$5,368	$4,535
For the years ended December 31, 2020 and 2019, the Company expensed $1.9 million and zero, respectively, of materials and supplies previously reflected in other current assets to research and development.
As of December 31, 2020 and 2019, prepaid expenses and other current assets included $0.5 million and zero, respectively, of capitalized cloud computing implementation costs related to the Company's enterprise resource planning software.
Property and Equipment
Property and equipment consist of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Machinery and equipment	$14,820	$13,483
Furniture and fixtures	1,480	1,228
Leasehold improvements	1,488	1,437
Software	4,285	1,909
Building	—	33,248
Finance lease asset	34,775	—
Construction-in-progress	21,218	4,264
Other	1,750	1,309
Property and equipment, gross	79,816	56,878
Less: accumulated depreciation and amortization	(8,415)	(3,500)
Total property and equipment, net	$71,401	$53,378
Depreciation expense for the years ended December 31, 2020, 2019 and 2018 was $6.0 million, $2.3 million and $0.6 million, respectively.
For the year ended December 31, 2020, the Company expensed $2.0 million of construction-in-progress and machinery and equipment, net of accumulated depreciation, to impairment expense on the consolidated statements of operations. These assets were related to the Powersports business unit whose operations ceased in the fourth quarter of 2020. The Company had no impairment expense for the years ended December 31, 2019 and 2018.
Deposits on equipment are classified from long-term deposits to property and equipment upon receipt or transfer of title of the related equipment.
During the year ended December 31, 2019, the Company was conveyed 430 acres of land in the City of Coolidge, Arizona at no cost. See N ote 14, Commitments and Contingencies , for additional information regarding the land conveyance.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Accrued payroll and payroll related expenses	$1,105	$1,385
Accrued stock issuance costs	285	4,695
Accrued outsourced engineering services	2,514	3,205
Accrued purchases of property and equipment	2,533	433
Accrued legal expenses	8,845	243
Other accrued expenses	2,457	804
Current portion of finance lease liability	1,070	—
Current portion of BTS lease financing liability	—	660
Total accrued expenses and other current liabilities	$18,809	$11,425